Net Loss per Share (Tables)	12 Months Ended
Jul. 31, 2019
Earnings per share [abstract]
Schedule of anti-dilutive securities excluded from computation of diluted earnings per share
	July 31, 2019	July 31, 2018
Options	24,288,919	14,388,066
Warrants issued with $0.75 units	–	3,234,960
2015 Secured convertible debentures warrants	–	1,318,332
2016 Unsecured convertible debenture warrants	–	100,002
2017 Secured convertible debenture warrants	107,136	928,542
2018 Equity warrants	10,512,208	18,570,500
2018 February 2018 financing warrants	4,413,498	–
2019 June financing warrants	2,184,540	–
Joint venture and Inner Spirit issued warrants	11,571,235	–
Convertible debenture broker/finder warrants	796,791	2,273,168
	53,874,327	40,813,570